Fair Value Measurements - Schedule of Company’s Assets and Liabilities that are Measured at Fair Value (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Warrant liabilities	$ 696,170	$ 156,639
Total	9,604,222	1,100,757
Quoted Prices In Active Markets (Level 1) [Member]
Liabilities:
Total		85,388
Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Total	379,500
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Total	9,224,722	1,015,369
Warrant liabilities – Public Warrants [Member]
Liabilities:
Warrant liabilities	379,500	85,388
Warrant liabilities – Public Warrants [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Liabilities:
Warrant liabilities		85,388
Warrant liabilities – Public Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Warrant liabilities	379,500
Warrant liabilities – Public Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Warrant liabilities
Warrant liabilities – Private Placement Warrants [Member]
Liabilities:
Warrant liabilities	293,900	66,128	$ 377,857
Warrant liabilities – Private Placement Warrants [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Liabilities:
Warrant liabilities
Warrant liabilities – Private Placement Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Warrant liabilities
Warrant liabilities – Private Placement Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Warrant liabilities	293,900	66,128
Warrant liabilities – Representative’s Warrants [Member]
Liabilities:
Warrant liabilities	22,770	5,123	$ 29,274
Warrant liabilities – Representative’s Warrants [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Liabilities:
Warrant liabilities
Warrant liabilities – Representative’s Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Warrant liabilities
Warrant liabilities – Representative’s Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Warrant liabilities	22,770	5,123
Convertible Promissory Note [Member]
Liabilities:
Convertible promissory note	8,908,052	944,118
Convertible Promissory Note [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Liabilities:
Convertible promissory note
Convertible Promissory Note [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Convertible promissory note
Convertible Promissory Note [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Convertible promissory note	8,908,052	944,118
Cash and marketable securities held in trust [Member]
Assets:
Cash and marketable securities held in trust	8,330,835	10,873,406
Cash and marketable securities held in trust [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Cash and marketable securities held in trust	8,330,835	10,873,406
Cash and marketable securities held in trust [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Cash and marketable securities held in trust
Cash and marketable securities held in trust [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Cash and marketable securities held in trust